Cash and cash equivalents and cash flow supporting notes (Details 1) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Gross proceeds	£ 9,065	£ 12,084	£ 321
Transaction costs	(753)	(1,657)	(78)
Proceeds from issuing shares	£ 8,312	£ 10,427	£ 243